Leases - Schedule of Components of Lease Expenses Weighted Average Remaining Lease Terms and Discount Rate (Details) - USD ($)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2025
Schedule of Components of Lease Expenses Weighted Average Remaining Lease Terms and Discount Rate [Abstract]
Fixed operating lease	$ 1,579,139	$ 1,579,139
Variable operating lease	129,241	103,111
Total lease expense	1,708,380	1,682,250
Right-of-use assets-operating lease, net			$ 1,560,385
Operating lease liabilities – current			$ 1,437,353
Remaining lease term and discount rate:
Weighted average remaining lease term (years)			6 months
Weighted average discount rate			4.16%
Depreciation expenses	1,160,698	1,352,424
Interest expenses-fixed	505,272	629,263
Interest expenses-variable	134,236	277,905
Total	1,800,206	$ 2,259,592
Right-of-use assets-financing lease, net (included in Vessels, net, see Note 4)	36,701,714		$ 38,118,961
Financing lease liabilities – current	3,279,203		3,338,390
Financing lease liabilities – non-current	9,035,680		10,677,310
Total financing lease liabilities	$ 12,314,883		$ 14,015,700
Weighted average remaining lease term (years)	2 years 10 months 2 days		3 years 4 months 2 days
Weighted average discount rate	7.61%		7.61%